First Trust Germany AlphaDEX Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	167 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq AlphaDEX® Germany™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		64.56%	6.78%	8.20%
Nasdaq Germany™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		36.25%	8.05%	7.15%
MSCI Germany Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			36.28%	8.61%	7.59%	7.49%
First Trust Germany AlphaDEX Fund
Prospectus [Line Items]
Average Annual Return, Percent			63.48%	6.61%	7.94%	7.61%
Performance Inception Date		Feb. 14, 2012
First Trust Germany AlphaDEX Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			63.04%	5.50%	6.95%	6.71%
First Trust Germany AlphaDEX Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			37.58%	4.53%	5.86%	5.75%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.